UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                     ---------

                           Phoenix Opportunities Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              909 Montgomery Street
                             San Francisco, CA 94133
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,              John H. Beers, Esq.
    Counsel and Secretary for Registrant         Vice President and Secretary
       Phoenix Life Insurance Company           Phoenix Life Insurance Company
              One American Row                         One American Row
           Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 828-1212
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



PHOENIX OPPORTUNITIES TRUST (FORMERLY PHOENIX-SENECA FUNDS)
Glossary
December 31, 2005


Consumer Price Index (CPI)
Measures the change in consumer prices of goods and services, including housing, electricity, food and transportation as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

Real Estate Investment Trusts (REITs)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Repurchase agreement
A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

Treasury-Inflation Protected Securities (TIPS)
U.S. Treasury bonds and notes whose value is adjusted according to the changes in inflation rate every six months, as measured by the consumer price index. As inflation occurs the value of TIPS increases.

When-issued and delayed delivery transactions
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

PHOENIX BOND FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

U.S. GOVERNMENT SECURITIES--13.1%

U.S. TREASURY BONDS--2.8%
U.S. Treasury Bond 6.25%, 8/15/23(f)                 $1,465      $  1,749,417

U.S. TREASURY NOTES--10.3%
U.S. Treasury Note 3.375%, 2/28/07                    2,930         2,894,289
U.S. Treasury Inflationary Note 3%,
    7/15/12(d)(f)                                     1,000         1,171,273
U.S. Treasury Note 4%, 11/15/12(f)                    1,040         1,017,616
U.S. Treasury Note 4.75%, 5/15/14                     1,470         1,505,774
                                                                 ------------
                                                                    6,588,952
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,293,128)                                        8,338,369
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--33.9%
FHLMC 5.50%, 9/15/17                                    434           439,156
FHLMC 5%, 3/15/19(f)                                    455           443,481
FHLMC 7%, 1/1/33                                        434           452,029
FHLMC 3.531%, 2/1/34(e)                                 448           445,483
FNCI TBA 5%, 1/30/21(g)                                 675           667,617
FNCL TBA 5%, 2/1/36(g)                                5,165         5,000,365
FNCL TBA 5.50%, 2/1/36(g)                             5,045         4,989,818
FNMA 3.272%, 7/1/33(e)                                  481           482,298
FNMA 3.209%, 9/1/33(e)                                  329           328,771
FNMA 3.447%, 11/1/33(e)                                 497           496,999
FNMA 3.485%, 12/1/33(e)                                 322           322,167
FNMA 3.534%, 3/1/34(e)                                  543           541,541
FNMA 3.607%, 4/1/34(e)                                  297           294,958
FNMA 4.50%, 1/1/35                                      542           511,644
FNMA 5.36%, 5/1/35(e)(f)                              6,166         6,158,637
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,635,736)                                      21,574,964
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--7.0%
Banc of America Commercial
  Mortgage, Inc. 00-1, A1A 7.109%,
  11/15/31                                              341           349,881
Citigroup Mortgage Loan Trust, Inc.
  04-NCM2, 2CB3 8%, 8/25/34                             256           263,902
Master Asset Securitization Trust
  Alternative Loans Trust 03-7, 5A1
  6.25%, 11/25/33                                       308           310,832
Master Asset Securitization Trust
  Alternative Loans Trust 04-1, 3A1
  7%, 1/25/34                                           244           245,763


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

Master Asset Securitization Trust
  Alternative Loans Trust 04-5, 6A1
  7%, 6/25/34                                        $  210      $    213,696
Master Asset Securitization Trust
  Alternative Loans Trust 04-6, 6A1
  6.50%, 7/25/34                                        952           963,029
Merrill Lynch Mortgage Trust
  05-MCP1, A2 4.556%, 6/12/43                           725           709,760
Morgan Stanley Mortgage Loan Trust
  04-3, 3A 6%, 4/25/34                                  904           905,099
Residential Asset Mortgage
  Products, Inc. 04-SL3, A4 8.50%,
  12/25/31                                              514           532,429
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,578,883)                                        4,494,391
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.7%

SWEDEN--1.7%
Swedish Export Credit Corp. 0%,
  6/5/07(f)                                           1,130         1,107,400
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,130,000)                                        1,107,400
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--7.5%

AUSTRALIA--0.6%
BHP Billiton Finance USA Ltd.
  5.25%, 12/15/15                                       400           401,586

BERMUDA--0.2%
Intelsat Bermuda Ltd. 144A  8.625%,
  1/15/15(b)                                            125           126,875

CANADA--2.0%
CHC Helicopter Corp. 7.375%, 5/1/14                      70            71,138
Corus Entertainment, Inc. 8.75%,
  3/1/12                                                 82            89,175
Intrawest Corp. 7.50%, 10/15/13                         385           391,737
Novelis, Inc. 144A 7.50%, 2/15/15(b)                    105            98,438
Rogers Wireless Communications,
  Inc. 6.375%, 3/1/14                                   135           136,013
TransCanada Pipelines Ltd. 4%,
  6/15/13(f)                                            285           267,187
Videotron Ltee 6.875%, 1/15/14                          205           208,587
                                                                 ------------
                                                                    1,262,275
                                                                 ------------

CHILE--0.4%
Celulosa Arauco y Constitucion SA
  5.625%, 4/20/15                                       235           233,285


                                       1
                     See Notes to Schedules of Investments

PHOENIX BOND FUND

                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

HONG KONG--0.3%
Hutchison Whampoa International
  Ltd. 144A 7.45%, 11/24/33(b)                       $  155      $    179,031

IRELAND--0.2%
Eircom Funding 8.25%, 8/15/13                            95           102,125

ITALY--0.7%
Telecom Italia Capital S.A. 4.73%,
  2/1/11(e)                                             155           155,691
Telecom Italia Capital S.A. 5.25%,
  10/1/15                                               280           271,959
                                                                 ------------
                                                                      427,650
                                                                 ------------

JAPAN--0.4%
Resona Bank Ltd. 144A 5.85%,
  9/29/49(b)(e)                                         250           248,944

NETHERLANDS--0.5%
ING Groep NV 5.775%, 12/8/49(e)                         335           339,523

UNITED KINGDOM--1.1%
Barclays Bank plc 6.278%,
  12/15/49(e)                                            70            70,482
British Sky Broadcasting Group plc
  144A 6.50%, 10/15/35(b)                                65            64,771
HBOS plc 144A 6.413%, 9/29/49(b)(e)                     200           202,326
Reed Elsevier Capital, Inc. 4.625%,
  6/15/12                                               155           150,216
Scottish Power plc 5.375%, 3/15/15                      230           230,129
                                                                 ------------
                                                                      717,924
                                                                 ------------

UNITED STATES--1.1%
Endurance Specialty Holdings Ltd.
  6.15%, 10/15/15                                       165           166,243
Endurance Specialty Holdings Ltd.
  7%, 7/15/34                                           195           206,785
Ship Finance International Ltd.
  8.50%, 12/15/13                                       185           173,900
Tyco International Group SA 6%,
  11/15/13                                              160           163,438
                                                                 ------------
                                                                      710,366
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,780,953)                                        4,749,584
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--36.0%

AEROSPACE & DEFENSE--1.5%
Armor Holdings, Inc. 8.25%, 8/15/13                     105           113,400
Boeing Capital Corp. 6.10%, 3/1/11                      175           184,384
Esterline Technologies Corp. 7.75%,
  6/15/13                                                30            31,500
Goodrich Corp. 7.625%, 12/15/12(f)                      248           281,292
L-3 Communications Corp. 5.875%,
  1/15/15                                               105           102,375
United Technologies Corp. 4.875%,
  5/1/15                                                215           212,897
                                                                 ------------
                                                                      925,848
                                                                 ------------


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

AGRICULTURAL PRODUCTS--0.6%
United Agri Products 8.25%,
  12/15/11(f)                                        $  355      $    374,525

AUTOMOBILE MANUFACTURERS--0.5%
DaimlerChrysler Holdings Corp.
  4.78%, 10/31/08(e)(f)                                 340           340,190

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 144A 8.875%, 1/1/14(b)                       95            97,256
Pantry, Inc. (The) 7.75%, 2/15/14                       105           105,525
                                                                 ------------
                                                                      202,781
                                                                 ------------

BIOTECHNOLOGY--0.5%
Amgen, Inc. 4.85%, 11/18/14                             305           300,237

BROADCASTING & CABLE TV--2.8%
Charter Communications Operating
  LLC/ Charter Communications
  Operating Capital 144A 8.375%,
  4/30/14(b)                                            100           100,000
Clear Channel Communications, Inc.
  5.50%, 9/15/14                                        185           177,024
Comcast Corp. 5.85%, 11/15/15                           135           136,744
Comcast Corp. 6.50%, 11/15/35                           115           117,192
COX Communications, Inc. 6.75%,
  3/15/11                                                 5             5,229
CSC Holdings, Inc. 10.50%, 5/15/16                      525           559,125
DIRECTV Holdings LLC/DIRECTV
  Financing Co., Inc. 6.375%,
  6/15/15                                               250           245,625
Echostar DBS Corp. 9.125%, 1/15/09                       70            73,413
Lenfest Communications, Inc.
  10.50%, 6/15/06                                       231           235,896
Liberty Media Corp. 5.70%, 5/15/13                       40            37,470
Mediacom Broadband LLC 144A 8.50%,
  10/15/15(b)                                           110           102,437
                                                                 ------------
                                                                    1,790,155
                                                                 ------------

BUILDING PRODUCTS--0.8%
American Standard, Inc. 7.625%,
  2/15/10                                               328           352,560
Building Materials Corporation of
  America 7.75%, 8/1/14                                  35            33,950
Ply Gem Industries, Inc. 9%, 2/15/12                    175           156,187
                                                                 ------------
                                                                      542,697
                                                                 ------------

CASINOS & GAMING--1.1%
Harrah's Operating Co., Inc. 5.75%,
  10/1/17                                               355           345,520
MGM Mirage, Inc. 6.75%, 9/1/12                          105           106,969
OED Corp./DIAMOND JO LLC 8.75%,
  4/15/12                                                70            68,600
Station Casinos, Inc. 6.875%, 3/1/16                    100           102,750


                                       2
                     See Notes to Schedules of Investments

PHOENIX BOND FUND


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

CASINOS & GAMING--(CONTINUED)
Wynn Las Vegas LLC/Wynn Las Vegas
  Capital Corp. 6.625%, 12/1/14                      $  105      $    102,637
                                                                 ------------
                                                                      726,476
                                                                 ------------

COAL & CONSUMABLE FUELS--0.5%
Arch Western Finance LLC 6.75%,
  7/1/13                                                150           153,562
Peabody Energy Corp. Series B
  6.875%, 3/15/13                                       165           172,425
                                                                 ------------
                                                                      325,987
                                                                 ------------

COMMERCIAL PRINTING--0.7%
Cenveo Corp. 7.875%, 12/1/13                            190           184,300
Donnelley (R.R.) & Sons Co. 5.50%,
  5/15/15                                               275           264,667
                                                                 ------------
                                                                      448,967
                                                                 ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.1%
Trinity Industries, Inc. 6.50%,
  3/15/14                                                60            59,400

CONSUMER FINANCE--2.7%
American General Finance Corp. 4%,
  3/15/11                                               450           425,701
Ford Motor Credit Co. 8.625%,
  11/1/10                                               140           127,679
General Electric Capital Corp.
  4.875%, 10/21/10                                      175           174,612
General Electric Capital Corp.
  4.875%, 3/4/15                                        380           374,775
General Motors Acceptance Corp.
  6.75%, 12/1/14                                        130           117,139
General Motors Acceptance Corp. 8%,
  11/1/31                                                50            47,894
Residential Capital Corp. 6.125%,
  11/21/08                                              220           220,535
Residential Capital Corp. 6.375%,
  6/30/10                                               235           238,787
                                                                 ------------
                                                                    1,727,122
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
SunGard Data Systems, Inc. 4.875%,
  1/15/14                                               115           100,625

DIVERSIFIED BANKS--1.0%
HSBC Bank USA 5.875%, 11/1/34(f)                        370           373,309
Wachovia Corp. 4.875%, 2/15/14(f)                       240           234,879
                                                                 ------------
                                                                      608,188
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Cendant Corp. 7.375%, 1/15/13                           140           156,411

ELECTRIC UTILITIES--0.8%
Progress Energy, Inc. 7.10%, 3/1/11                     175           188,811
Reliant Energy, Inc. 9.50%, 7/15/13                     175           176,312
Texas Genco LLC/Texas Genco
  Financing Corp. 144A 6.875%,
  12/15/14(b)                                           145           157,688
                                                                 ------------
                                                                      522,811
                                                                 ------------

FOOD RETAIL--0.4%
Ahold Lease USA, Inc. A-2 8.62%,
  1/2/25(e)                                             140           156,187


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

FOOD RETAIL--(CONTINUED)
Stater Bros. Holdings, Inc. 7.37%,
  6/15/10(e)                                         $  105      $    105,525
                                                                 ------------
                                                                      261,712
                                                                 ------------

HEALTH CARE DISTRIBUTORS--0.7%
AmerisourceBergen Corp. 144A
  5.875%, 9/15/15(b)                                    140           141,925
Owens & Minor, Inc. 8.50%, 7/15/11                      300           316,500
                                                                 ------------
                                                                      458,425
                                                                 ------------

HEALTH CARE FACILITIES--0.7%
HCA, Inc. 5.75%, 3/15/14(f)                             290           282,664
HCA, Inc. 6.375%, 1/15/15                                45            45,712
US Oncology, Inc. 10.75%, 8/15/14                       125           139,375
                                                                 ------------
                                                                      467,751
                                                                 ------------

HEALTH CARE SERVICES--0.7%
Fresenius Medical Capital Trust II
  7.875%, 2/1/08                                        335           346,725
Omnicare, Inc. 6.875%, 12/15/15                          70            71,400
                                                                 ------------
                                                                      418,125
                                                                 ------------

HOMEBUILDING--1.1%
Horton (D.R.), Inc. 7.50%, 12/1/07                      234           244,110
Horton (D.R.), Inc. 5.625%,
  9/15/14(f)                                            395           382,461
Meritage Homes Corp. 6.25%, 3/15/15                     115           105,225
                                                                 ------------
                                                                      731,796
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--0.5%
Hilton Hotels Corp. 7.625%,
  12/1/12(f)                                            149           160,912
La Quinta Properties, Inc. 7%,
  8/15/12                                               135           146,813
Royal Caribbean Cruises Ltd. 7.25%,
  3/15/18                                                22            23,760
                                                                 ------------
                                                                      331,485
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
NRG Energy, Inc. 8%, 12/15/13                            95           106,400
TXU Corp. Series P 5.55%, 11/15/14                      110           105,032
                                                                 ------------
                                                                      211,432
                                                                 ------------

INDUSTRIAL MACHINERY--0.2%
Gardner Denver, Inc. 8%, 5/1/13                         100           105,500

INSURANCE BROKERS--0.5%
Marsh & McLennan Cos., Inc. 5.75%,
  9/15/15                                               345           347,772

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
Cincinnati Bell, Inc. 7.25%, 7/15/13                    175           182,875
Qwest Corp. 8.875%, 3/15/12                             185           209,513
Verizon Global Funding Corp. 7.75%,
  12/1/30                                               230           273,391

                                       3
                     See Notes to Schedules of Investments

PHOENIX BOND FUND

                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Global Funding Corp. 5.85%,
  9/15/35                                            $  210      $    202,371
                                                                 ------------
                                                                      868,150
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.9%
Bear Stearns Co., Inc. 5.30%,
  10/30/15                                               85            84,811
Goldman Sachs Group, Inc. (The)
  5.25%, 10/15/13                                       175           174,958
Merrill Lynch & Co. 4.25%, 2/8/10                       180           175,090
Morgan Stanley 5.375%, 10/15/15                         170           170,165
                                                                 ------------
                                                                      605,024
                                                                 ------------

LEISURE PRODUCTS--0.2%
K2, Inc. 7.375%, 7/1/14                                 110           110,000

LIFE & HEALTH INSURANCE--1.4%
MetLife, Inc. 5.70%, 6/15/35(f)                         275           276,018
Protective Life Secured Trust
  4.22%, 1/14/08(e)                                     180           180,213
Protective Life Secured Trust 4%,
  4/1/11                                                300           287,736
UnumProvident Finance Co., plc 144A
  6.85%, 11/15/15(b)                                    135           140,872
                                                                 ------------
                                                                      884,839
                                                                 ------------

MANAGED HEALTH CARE--0.2%
Coventry Health Care, Inc. 6.125%,
  1/15/15                                               135           139,050

METAL & GLASS CONTAINERS--0.9%
AEP Industries, Inc. 7.875%, 3/15/13                    135           132,666
Ball Corp. 6.875%, 12/15/12                             105           108,938
Crown Americas LLC/Crown Americas
  Capital Corp. 144A 7.75%,
  11/15/15(b)                                            40            41,600
Owens-Brockway Glass Container,
  Inc. 8.875%, 2/15/09                                  298           312,527
                                                                 ------------
                                                                      595,731
                                                                 ------------

MOVIES & ENTERTAINMENT--0.8%
News America, Inc. 6.20%, 12/15/34                      180           178,794
Time Warner, Inc. 9.125%, 1/15/13(f)                    150           177,536
WMG Holdings Corp. 0%, 12/15/14(e)                      265           186,825
                                                                 ------------
                                                                      543,155
                                                                 ------------

MULTI-LINE INSURANCE--0.3%
Loews Corp. 6%, 2/1/35(f)                               170           169,758

MULTI-UTILITIES & UNREGULATED POWER--0.2%
Nisource Finance Corp. 5.25%,
  9/15/17                                               155           150,766

OIL & GAS DRILLING--0.2%
Pride International, Inc. 7.375%,
  7/15/14                                               110           118,525


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

OIL & GAS EQUIPMENT & SERVICES--0.3%
Gulfmark Offshore, Inc. 7.75%,
  7/15/14                                            $  180      $    188,100

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Chesapeake Energy Corp. 6.25%,
  1/15/18                                               175           172,375
Newfield Exploration Co. 8.375%,
  8/15/12                                               130           139,750
                                                                 ------------
                                                                      312,125
                                                                 ------------

OIL & GAS STORAGE & TRANSPORTATION--0.9%
Atlas Pipeline Partners LP 144A
  8.125%, 12/15/15(b)                                   125           126,719
El Paso Production Holding Co.
  7.75%, 6/1/13                                          70            72,975
Ferrellgas Escrow LLC/ Ferrellgas
  Finance Escrow Corp. 6.75%, 5/1/14                    115           109,250
Holly Energy Partners LP 6.25%,
  3/1/15                                                105           102,244
Kinder Morgan Energy Partners LP
  7.30%, 8/15/33(f)                                     150           171,667
                                                                 ------------
                                                                      582,855
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
American Real Estate Partners
  LP/American Real Estate Finance
  Corp. 144A 7.125%, 2/15/13(b)                         185           185,925
Citigroup, Inc. 5%, 9/15/14                             330           324,837
                                                                 ------------
                                                                      510,762
                                                                 ------------

PACKAGED FOODS & MEATS--1.3%
B&G Foods, Inc. 8%, 10/1/11                             100           102,500
Dean Foods Co. 8.15%, 8/1/07                            443           457,398
Kraft Foods, Inc. 5.625%, 11/1/11                       235           241,109
                                                                 ------------
                                                                      801,007
                                                                 ------------

PHARMACEUTICALS--0.4%
Wyeth 5.50%, 3/15/13                                    225           228,098

PROPERTY & CASUALTY INSURANCE--0.7%
Fund American Cos., Inc. 5.875%,
  5/15/13(f)                                            430           433,897

PUBLISHING & PRINTING--0.8%
Cadmus Communications Corp. 8.375%,
  6/15/14                                                95            98,087
Knight-Ridder, Inc. 5.75%, 9/1/17                       115            97,540
News America, Inc. 5.30%, 12/15/14                      165           163,764
Primedia, Inc. 8.875%, 5/15/11                           35            32,463
Primedia, Inc. 8%, 5/15/13                              105            89,381
                                                                 ------------
                                                                      481,235
                                                                 ------------

REGIONAL BANKS--0.6%
Colonial Bank 6.375%, 12/1/15                           395           407,308


                                       4
                     See Notes to Schedules of Investments

PHOENIX BOND FUND

                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

REINSURANCE--0.4%
Reinsurance Group of America, Inc.
  6.75%, 12/15/65(e)                                 $  260      $    262,307

REITS--1.7%
Archstone-Smith Trust 7.90%, 2/15/16                    191           217,359
Brandywine Operating Partnership LP
  5.625%, 12/15/10                                      175           175,130
Camden Property Trust 5%, 6/15/15                       175           167,993
Host Marriott LP Series O 6.375%,
  3/15/15                                               105           105,263
iStar Financial, Inc. Series B
  5.125%, 4/1/11                                        185           180,466
Washington Real Estate Investment
  Trust 5.35%, 5/1/15                                   215           212,603
                                                                 ------------
                                                                    1,058,814
                                                                 ------------

RESTAURANTS--0.2%
Restaurant Co. (The) 144A 10%,
  10/1/13(b)                                            110           102,300

SPECIALIZED CONSUMER SERVICES--0.2%
Service Corporation International
  6.75%, 4/1/16                                         110           107,800

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5%, 11/24/08                            175           174,905

STEEL--0.2%
Chaparral Steel Co. 10%, 7/15/13                         95           102,838

TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings,
  Inc. 144A 6.50%, 7/15/10(b)                            80            80,000
Reynolds (R.J.) Tobacco Holdings,
  Inc. 144A 7.30%, 7/15/15(b)                            95            97,375
                                                                 ------------
                                                                      177,375
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Capital Corp. 8.75%, 3/15/32                     255           338,405
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $22,933,569)                                      22,941,547
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $63,352,269)                                      63,206,255
-----------------------------------------------------------------------------


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

SHORT-TERM INVESTMENTS--16.8%

FEDERAL AGENCY SECURITIES--16.8%
FFCB 3.35%, 1/3/06                                   $2,700      $  2,699,498
FHLB 4.19%, 1/26/06                                   8,000         7,976,722
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10,676,220)                                      10,676,220
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--116.0%
(IDENTIFIED COST $74,028,489)                                      73,882,475(a)

Other assets and liabilities, net--(16.0)%                        (10,178,432)
                                                                 ------------
NET ASSETS--100.0%                                               $ 63,704,043
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $426,089 and gross depreciation of $625,537 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $74,081,923.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $2,294,482 or 3.6% of net assets.
(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) All or a portion segregated as collateral for when-issued securities.
(g) When-issued security.


                                       5
                     See Notes to Schedules of Investments

PHOENIX EARNINGS DRIVEN GROWTH FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)


                                                     SHARES          VALUE
                                                    -------       -----------

DOMESTIC COMMON STOCKS--98.0%

APPAREL RETAIL--2.9%
TJX Cos., Inc. (The)                                 39,770       $   923,857
Urban Outfitters, Inc.(b)                            25,810           653,251
                                                                  -----------
                                                                    1,577,108
                                                                  -----------

APPLICATION SOFTWARE--1.6%
NAVTEQ Corp.(b)                                      19,520           856,342

ASSET MANAGEMENT & CUSTODY BANKS--2.3%
Legg Mason, Inc.                                     10,130         1,212,460

AUTOMOTIVE RETAIL--1.8%
O'Reilly Automotive, Inc.(b)                         30,920           989,749

BIOTECHNOLOGY--3.7%
Genzyme Corp.(b)                                     15,930         1,127,525
Protein Design Labs, Inc.(b)                         31,240           887,841
                                                                  -----------
                                                                    2,015,366
                                                                  -----------

BROADCASTING & CABLE TV--3.3%
Scripps (E.W.) Co. (The) Class A                     20,260           972,885
Univision Communications, Inc.
  Class A(b)                                         28,010           823,214
                                                                  -----------
                                                                    1,796,099
                                                                  -----------

CASINOS & GAMING--2.2%
International Game Technology                        38,000         1,169,640

COMMUNICATIONS EQUIPMENT--4.7%
Avaya, Inc.(b)                                      107,640         1,148,519
Comverse Technology, Inc.(b)                         52,180         1,387,466
                                                                  -----------
                                                                    2,535,985
                                                                  -----------

COMPUTER STORAGE & PERIPHERALS--1.9%
Network Appliance, Inc.(b)                           37,750         1,019,250

CONSTRUCTION MATERIALS--2.1%
Vulcan Materials Co.                                 16,520         1,119,230

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.3%
Oshkosh Truck Corp.                                  27,450         1,223,996

DATA PROCESSING & OUTSOURCED SERVICES--4.0%
Alliance Data Systems Corp.(b)                       36,300         1,292,280
Global Payments, Inc.                                18,550           864,615
                                                                  -----------
                                                                    2,156,895
                                                                  -----------


                                                     SHARES          VALUE
                                                    -------       -----------

DISTILLERS & VINTNERS--1.5%
Brown-Forman Corp. Class B                           12,020       $   833,226

ELECTRICAL COMPONENTS & EQUIPMENT--3.6%
Ametek, Inc.                                         19,200           816,768
Rockwell Automation, Inc.                            19,260         1,139,422
                                                                  -----------
                                                                    1,956,190
                                                                  -----------

ELECTRONIC MANUFACTURING SERVICES--1.6%
Jabil Circuit, Inc.(b)                               23,120           857,521

HEALTH CARE FACILITIES--2.9%
LifePoint Hospitals, Inc.(b)                         21,200           795,000
United Surgical Partners
  International, Inc.(b)                             23,660           760,669
                                                                  -----------
                                                                    1,555,669
                                                                  -----------

HEALTH CARE SERVICES--1.8%
Quest Diagnostics, Inc.                              19,150           985,842

HEALTH CARE SUPPLIES--1.7%
Gen-Probe, Inc.(b)                                   18,900           922,131

HOME FURNISHING RETAIL--2.1%
Williams-Sonoma, Inc.(b)                             26,400         1,139,160

HOTELS, RESORTS & CRUISE LINES--1.9%
Starwood Hotels & Resorts
  Worldwide, Inc.                                    15,940         1,017,928

HOUSEHOLD PRODUCTS--1.5%
Church & Dwight Co., Inc.                            24,710           816,171

HOUSEWARES & SPECIALTIES--2.1%
Newell Rubbermaid, Inc.                              46,960         1,116,709

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.9%
Monster Worldwide, Inc.(b)                           24,840         1,013,969

INDUSTRIAL MACHINERY--4.0%
Eaton Corp.                                          14,630           981,527
Harsco Corp.                                         17,570         1,186,150
                                                                  -----------
                                                                    2,167,677
                                                                  -----------

IT CONSULTING & OTHER SERVICES--1.9%
Cognizant Technology Solutions
  Corp. Class A(b)                                   20,150         1,014,553

MANAGED HEALTH CARE--6.6%
Humana, Inc.(b)                                      31,660         1,720,088
Sierra Health Services, Inc.(b)                      11,690           934,732
UnitedHealth Group, Inc.                             14,762           917,311
                                                                  -----------
                                                                    3,572,131
                                                                  -----------


                                       1
                     See Notes to Schedules of Investments

PHOENIX EARNINGS DRIVEN GROWTH FUND

                                                     SHARES          VALUE
                                                    -------       -----------

METAL & GLASS CONTAINERS--1.6%
Ball Corp.                                           21,630       $   859,144

OIL & GAS DRILLING--2.6%
Diamond Offshore Drilling, Inc.                       9,000           626,040
Patterson-UTI Energy, Inc.                           24,100           794,095
                                                                  -----------
                                                                    1,420,135
                                                                  -----------

OIL & GAS STORAGE & TRANSPORTATION--2.1%
Williams Cos., Inc. (The)                            49,130         1,138,342

PHARMACEUTICALS--2.0%
Sepracor, Inc.(b)                                    20,550         1,060,380

REGIONAL BANKS--3.2%
Marshall & Ilsley Corp.                              21,490           924,929
Synovus Financial Corp.                              28,560           771,406
                                                                  -----------
                                                                    1,696,335
                                                                  -----------

RESTAURANTS--1.6%
Darden Restaurants, Inc.                             22,210           863,525

SEMICONDUCTOR EQUIPMENT--1.8%
KLA-Tencor Corp.                                     19,390           956,509

SEMICONDUCTORS--8.4%
Advanced Micro Devices, Inc.(b)                      29,860           913,716
Intersil Corp. Class A                               53,510         1,331,329
Microchip Technology, Inc.                           30,920           994,078
Xilinx, Inc.                                         50,720         1,278,651
                                                                  -----------
                                                                    4,517,774
                                                                  -----------

SPECIALTY CHEMICALS--2.2%
Rohm and Haas Co.                                    24,320         1,177,574

WIRELESS TELECOMMUNICATION SERVICES--4.6%
Nextel Partners, Inc. Class A(b)                     41,540         1,160,628
NII Holdings, Inc.(b)                                30,700         1,340,976
                                                                  -----------
                                                                    2,501,604
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $47,340,749)                                      52,832,319
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--3.2%

APPLICATION SOFTWARE--1.6%
Cognos, Inc. (United States)(b)                      25,250           876,427


                                                     SHARES          VALUE
                                                    -------       -----------

PERSONAL PRODUCTS--1.6%
Herbalife Ltd. (United States)(b)                    26,330       $   856,252
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,697,373)                                        1,732,679
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--101.2%
(IDENTIFIED COST $49,038,122)                                      54,564,998
-----------------------------------------------------------------------------


                                                   PAR VALUE
                                                     (000)
                                                   ---------

SHORT-TERM INVESTMENTS--0.6%

REPURCHASE AGREEMENTS--0.6%
State Street Bank & Trust Co.
  repurchase agreement, 2.50% dated
  12/30/05 due 1/3/06, repurchase
  price $318,088 collateralized by
  U.S. Treasury Bond 7.875%,
  2/15/21, market value $330,000.                      $318           318,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $318,000)                                            318,000
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $49,356,122)                                      54,882,998(a)

Other assets and liabilities, net--(1.8)%                            (945,763)
                                                                  -----------
NET ASSETS--100.0%                                                $53,937,235
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,340,356 and gross depreciation of $813,480 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $49,356,122.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.


                                       2
                     See Notes to Schedules of Investments

PHOENIX OPPORTUNITIES TRUST (FORMERLY PHOENIX-SENECA FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
       The following is a summary of significant accounting policies consistently followed by the Phoenix Opportunities Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX OPPORTUNITIES TRUST (FORMERLY PHOENIX-SENECA FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

F. REPURCHASE AGREEMENTS
    A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.


NOTE 2--CREDIT RISK AND ASSET CONCENTRATION
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

    At December 31, 2005, the Bond Fund held $40,591,918 in investments issued by the U.S. Government, comprising 63.7% of the total net assets of the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Opportunities Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     February 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     February 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer (principal financial officer)

Date     February 23, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.